Schedule II - Condensed Financial Information of Parent - Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended					12 Months Ended					1 Months Ended			1 Months Ended		1 Months Ended
	Apr. 10, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 11, 2013	Apr. 20, 2012	Dec. 31, 2012 Parent Issuer	Dec. 31, 2011 Parent Issuer	Dec. 31, 2010 Parent Issuer	Sep. 30, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Apr. 10, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event Parent Issuer	Feb. 11, 2013 Subsequent Event Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Subsequent Event Senior Notes 2.9% Senior Notes, due 2018 Parent Issuer	Feb. 11, 2013 Subsequent Event Line of Credit [Member] 2.9% Senior Notes, due 2018 Revolving Credit Facility	Feb. 11, 2013 Subsequent Event Line of Credit [Member] 2.9% Senior Notes, due 2018 Revolving Credit Facility Parent Issuer	Feb. 28, 2013 Subsequent Event Term Loan Syndicated Term Loan Due 2018 Parent Issuer
Subsequent Event [Line Items]
Debt instrument, face amount								$ 5,000.0					$ 1,000.0			$ 1,000.0	$ 1,000.0
Annual interest rate on loan												2.90%	2.90%			2.90%	2.90%
Payments of financing costs		119.5	176.0	223.2	103.4	104.0			166.4	103.2	93.5						0.3
Credit facility, sublimit, reduction in borrowing capacity (percent)																			50.00%
Credit facility, sublimit, maximum borrowing capacity																		750.0
Debt repayments									$ 902.5	$ 573.8	$ 319.9									$ 850.0
All classes of stock, shares authorized							1,000,000,000							1,000,000,000	1,000,000,000
Common stock, shares authorized		900,000,000		900,000,000	900,000,000		900,000,000		900,000,000	900,000,000				900,000,000	900,000,000
Common stock, par value		$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01				$ 0.01	$ 0.01
Preferred Stock, shares authorized							100,000,000							100,000,000	100,000,000
Preferred stock, par value							$ 0.01							$ 0.01	$ 0.01
Common stock split ratio	2,295.248835													2,295.248835	2,295.248835